Note 19 - Derivatives - Effect of Derivative Instruments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Interest rate swaps, cross-currency swaps and interest rate caps	$ 24,069	$ (2,377)
Reclassification to Interest and finance costs	2,742	2,394
Total	$ 26,811	$ 17